UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)
Address of Registrant :	1 Main Street North
Minot, ND 58703

Name and address of agent for service :	Brenda Sem
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292

Date of fiscal year end: July 31, 2003

Date of reporting period: January 31, 2004

Item 1. Reports to Stockholders.

Kansas Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Kansas Municipal Fund (the “Fund”) for the six months ended January 30, 2004. The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger. Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset. This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the months ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Fed has learned from the experience of last May through July when confusing policy signals created tremendous bond volatility.

During the period the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates hovered near forty-year lows and stabilized share price as bonds dipped in reaction to periodic riding rates.  Risk management is important in this market environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax-exempt issues. Portfolio quality for the period ended January 30, 2004, was represented as follows: AAA 67.7%, AA 15.4%, A 5.5%, BBB 3.0%, BB 1.1%, and NR 7.3%. High quality current income exempt from federal and state income tax remain the primary objectives of the Fund.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  January 30, 2004 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Insert Pie Charts

Portfolio Quality Ratings

(based on Total Long-Term Investments)

AAA	67.7%
AA	15.4%
A	5.5%
BBB	3.0%
BB	1.1%
NR	7.3%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management (formerly known as Ranson Capital Corporation), the investment adviser.

These percentages are subject to change.

Average Annual Total Returns

	For periods ending January 30, 2004

				Since Inception (November 15, 1990)
Kansas Municipal Fund	1 year	5 year	10 year
Without sales charge	(0.92%)	2.79%	3.43%	5.12%
With sales charge (4.25%)	(5.14%)	1.90%	2.98%	4.78%

	For periods ending January 30, 2004

				Since Inception (November 15, 1990)
Lehman Municipal Bond Index	1 year	5 year	10 year
	5.73%	6.06%	6.38%	7.21%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (GRAPH APPEARS HERE)

Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund w/o sales charge	Kansas Municipal Fund w/ max sales charge	Lehman Brothers Municipal Bond Index

11/15/90	$10,000	$ 9,575	$10,000
1991	$10,524	$10,077	$10,724
1992	$11,855	$11,351	$12,199
1993	$13,050	$12,495	$13,276
1994	$13,168	$12,609	$13,525
1995	$13,988	$13,394	$14,591
1996	$14,814	$14,184	$15,553
1997	$15,933	$15,256	$17,150
1998	$16,372	$15,676	$18,177
1999	$16,936	$16,216	$18,700
2000	$17,222	$16,490	$19,507
2001	$18,622	$17,831	$21,475
2002	$19,270	$18,451	$22,916
2003	$19,127	$18,314	$23,740
01/30/04	$19,347	$18,525	$25,100

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 58701 56	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*  The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003).; Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

* The Fund Complex consists of the four funds in the Integrity family of funds,  the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHONE]
Lynn W. Ass	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments January 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (92.2%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA	Aaa/AAA	7.000%	06/01/31	$4,915,000	$5,148,462
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	330,096
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev.	Aaa/AAA	5.000	08/01/22	250,000	262,120
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,128,880
Johnson Cty., KS USD #229	Aa-1/AA	4.600	10/01/05	500,000	525,950
#Johnson Cnty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,804,126
Johnson Cty., KS USD #231 FSA	Aaa/AAA	4.000	10/01/05	100,000	104,221
Johnson Cty., KS Single Family Mrtge. Rev.	Aa/NR	7.100	05/01/12	280,000	290,332
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	745,000	757,896
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	582,558
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC	Aaa/AAA	6.375	09/01/23	1,525,000	1,610,903
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC	Aaa/AAA	6.375	09/01/23	5,830,000	6,144,762
Kansas City/Leavenworth Cty./Lenexa, KS Mrtge. Rev.	NR/AAA	7.850	11/01/10	65,000	65,325
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ)	Aaa/AAA	5.750	12/01/27	2,250,000	2,680,627
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	402,264
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	636,154
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	555,000	565,795
KS Devl. Finance Auth. (Board of Regents) Univ. Hsg.	Aaa/AAA	5.000	04/01/05	250,000	260,737
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aa-1/AA+	5.250	05/01/11	2,000,000	2,231,520
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	269,805
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aa-1/AA+	5.250	11/01/22	1,000,000	1,083,280
KS Devl. Finance Auth. (Water Pollution Control)	Aa-1/AA+	5.000	11/01/23	1,000,000	1,047,470
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	2,037,588
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	02/01/18	1,385,000	1,341,746
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	08/01/29	1,875,000	1,771,762
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,050,000	922,456
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.	Aaa/AAA	5.800	11/15/21	430,000	472,708
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,092,490
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.	Aaa/AAA	5.375	11/15/24	1,500,000	1,597,080
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.	Aaa/AAA	5.800	11/15/16	455,000	498,762
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	555,366
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	779,100
KS Turnpike Auth. Rev. AMBAC	Aaa/AAA	4.000	09/01/15	500,000	514,015
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	545,875
Lawrence, KS (Memorial Hospital) Rev.	Baa-1/NR	6.000	07/01/09	2,000,000	2,039,440
Lawrence, KS (Memorial Hospital) Rev.	Baa-1/NR	6.200	07/01/14	1,200,000	1,256,100
Lawrence, KS (Memorial Hospital) Rev.	Baa-1/NR	6.200	07/01/19	1,475,000	1,522,982
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,066,170
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,018,400
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	518,750
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC	Aaa/AAA	6.000	05/01/19	900,000	932,238
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	253,271
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	535,860
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref.	NR/AAA	5.700	11/01/27	2,210,000	2,254,863
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	825,000	945,533
Republic Cnty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/15	260,000	278,749
Republic Cnty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/16	275,000	296,568
Republic Cnty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/17	290,000	314,464
Scott Cnty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	981,162
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care	NR/A	5.800	11/15/26	1,000,000	1,047,190
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,570,019
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,318,416
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	908,825
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,451,991
Wichita KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	815,000	859,646
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,375,000	1,433,713
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA	NR/AA	7.000	03/01/05	200,000	202,300
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,642,980
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,000,000	1,051,000
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA	Aaa/NR	6.125	08/20/28	1,900,000	1,949,533
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/BB	5.850	12/01/25	1,000,000	845,000
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev.	NR/AAA	5.650	07/01/16	990,000	1,010,622
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev.	NR/AAA	5.700	07/01/22	2,000,000	2,025,720
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.	NR/NR	6.250	03/01/28	1,750,000	1,594,285
Wichita, KS Public Building Commission (State Office Prj.)	Aaa/AAA	4.000	10/01/14	1,000,000	1,036,750
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,597,861
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	517,110

TOTAL KANSAS MUNICIPAL BONDS (COST: $74,607,333)					$77,339,742

SHORT-TERM SECURITIES (5.7%)
Wells Fargo National Tax-Free Money Market					$2,933,000
Goldman Sachs Financial Square Money Market					1,839,316
TOTAL SHORT-TERM SECURITIES (COST: $4,772,316)					$4,772,316

TOTAL INVESTMENTS IN SECURITIES (COST: $79,379,649)					$82,112,058
OTHER ASSETS LESS LIABILITIES					1,744,340

NET ASSETS					$83,856,398

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 2004 (Unaudited)

Statement of Assets and Liabilities January 30, 2004

Assets
Investment in securities, at value (cost: $79,379,649)	$82,112,058
Accrued interest receivable	1,257,695
Accrued dividends receivable	3,314
Variation margin on futures	838,063
Prepaid expenses	14,820
Receivable for fund shares sold	86,124

Total Assets	$84,312,074

Liabilities
Dividends payable	$279,066
Accrued expenses	72,788
Payable for fund shares redeemed	84,166
Disbursements in excess of demand deposit cash	19,656

Total Liabilities	$455,676

Net Assets	$83,856,398

Net assets are represented by:
Paid-in capital	$91,935,272
Accumulated undistributed net realized gain (loss) on futures	(1,286,854)
Accumulated undistributed net realized gain (loss) on investments	(8,434,184)
Unrealized depreciation on futures	(1,090,245)
Unrealized appreciation on investments	2,732,409
Total amount representing net assets applicable to
7,558,121 outstanding shares of no par common
stock (unlimited shares authorized)	$83,856,398

Net asset value per share	$11.09

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$2,163,406
Dividends	14,700
Total Investment Income	$2,178,106

EXPENSES
Investment advisory fees	$216,193
Service fees	108,096
Administrative service fees	28,686
Transfer agent fees	48,848
Accounting service fees	31,795
Custodian fees	7,186
Transfer agent out-of-pockets	5,828
Professional fees	858
Trustees fees	3,335
Insurance expense	1,878
Reports to shareholders	4,602
Registration and filing fees	4,495
Audit fees	4,257
Total Expenses	$466,057
Less expenses waived or absorbed by the Fund’s manager	(55,291)
Total Net Expenses	$410,766

NET INVESTMENT INCOME	$1,767,340

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(27,201)
Futures transactions	(1,286,854)
Net change in unrealized appreciation (depreciation) of:
Investments	1,704,780
Futures	(1,090,245)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(699,520)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,067,820

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 2004

Statement of Changes in Net Assets
 For the six months ended January 30, 2004 and the year ended July 31, 2003

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,767,340	$4,120,111
Net realized gain (loss) on investment and futures transactions	(1,314,055)	(1,968,961)
Net change in unrealized appreciation (depreciation) on investments and futures	614,535	(2,837,348)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,067,820	$(686,198)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.23 and $.51 per share, respectively)	$(1,767,261)	$(4,119,390)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,767,261)	$(4,119,390)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,425,876	$5,132,298
Proceeds from reinvested dividends	1,119,037	2,616,300
Cost of shares redeemed	(6,839,491)	(13,084,279)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,294,578)	$(5,335,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,994,019)	$(10,141,269)

NET ASSETS, BEGINNING OF PERIOD	88,850,417	98,991,686

NET ASSETS, END OF PERIOD	$83,856,398	$88,850,417

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30, 2004 (Unaudited)

Note 1. ORGANIZATION

Business operations - The Kansas Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration.  On November 15, 1990, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.  Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the six months ended January 30, 2004, were characterized as tax-exempt for tax purposes.

The Fund has unexpired capital loss carryforwards for tax purposes as of January 30, 2004 totaling $8,407,952, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	2,222,213
2006	1,671,432
2007	0
2008	531,392
2009	568,023
2010	1,444,860
2011	1,970,032

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 30, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Future Contracts	Valuation as of January 30, 2004	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2004	253	838,063	(1,090,245)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 30, 2004, there were unlimited shares of no par authorized; 7,558,121 and 7,941,182 shares were outstanding at January 30, 2004 and July 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The
	Six Months Ended	For The
	January 30, 2004	Year Ended
	(Unaudited)	July 31, 2003
Shares sold	127,256	443,873
Shares issued on reinvestment of dividends	99,843	226,702
Shares redeemed	(610,160)	(1,132,977)
Net increase (decrease)	(383,061)	(462,402)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $160,902 of investment advisory fees after partial waiver for the six months ended January 30, 2004.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.  The Fund has a payable to Integrity Money Management, Inc. of $24,090 at January 30, 2004, for investment advisory fees.

The Fund pays an annual service fee to Integrity Funds Distributor, Inc., its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor, Inc. is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $108,096 of service fee expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Funds Distributor, Inc. of $17,722 at January 30, 2004, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $48,848 of transfer agency fees and expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $8,172 at January 30, 2004, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $31,795 of accounting service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $5,252 at January 30, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $28,686 of administrative service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $7,089 at January 30, 2004, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $5,148,450 and $13,450,530, respectively, for the six months ended January 30, 2004.

Note 6. INVESTMENT IN SECURITIES

At January 30, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $74,607,333.  The net unrealized appreciation of investments based on the cost was $2,732,409, which is comprised of $3,433,665 aggregate gross unrealized appreciation and $701,256 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000	For The Year Ended July 30, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$11.19	$11.78	$11.92	$11.58	$11.98	$12.15

Income from Investment Operations:
Net investment income	$.23	$.51	$.55	$.58	$.59	$.58
Net realized and unrealized gain (loss) on investment and futures transactions	(.10)	(.59)	(.14)	.34	(.40)	(.17)
Total Income (Loss) From Investment Operations	$.13	$(.08)	$.41	$.92	$.19	$.41

Less Distributions:
Dividends from net investment income	$(.23)	$(.51)	$(.55)	(.58)	$(.59)	$(.58)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.23)	$(.51)	$(.55)	$(.58)	$(.59)	$(.58)

NET ASSET VALUE, END OF PERIOD	$11.09	$11.19	$11.78	$11.92	$11.58	$11.98

Total Return	2.31%(A)(C)	(0.75%)(A)	3.48%(A)	8.13%(A)	1.69%(A)	3.44%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$83,856	$88,850	$98,992	$103,806	$103,555	$115,882
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	4.09%(C)	4.39%	4.61%	4.94%	5.07%	4.80%
Portfolio turnover rate	6.37%	23.78%	5.74%	10.28%	8.21%	13.54%

(A)   Excludes maximum sales charge of 4.25%.

(B)  During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management, Inc. assumed/waived expenses of $55,291, $52,479, $22,656, $37,939, $38,581, and $23,429, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.08%, 1.01%, 0.97%, 0.99%, 0.99%, and 0.97%, respectively.

(C)    Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Kansas Insured Intermediate Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Kansas Insured Intermediate Fund (the "Fund") for the six months ended January 30, 2004. The Fund's portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger.  Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset.  This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the months ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Fed has learned from the experience of last May through July when confusing policy signals created tremendous bond volatility.

During the period the Fund utilized defensive positions designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates hovered near forty-year lows and stabilized share price as bonds dipped in reaction to periodic rising rates.  Risk management is important in this market environment.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double tax-exempt issues.  Diversification remains an important strategy of the Fund as reflected in the 41 issues in the portfolio.  Income exempt from Federal and Kansas income taxes with preservation of capital remain the primary objectives of the Fund.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions   January 30, 2004 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB”  indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Insert Pie Charts

Portfolio Quality Ratings

(based on Total Long-Term Investments)

AAA      100%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management (formerly known as Ranson Capital Corporation), the investment adviser.

These percentages are subject to change.

Average Annual Total Returns

	For periods ending January 30, 2004

Kansas Insured Intermediate Fund				Since Inception (November 23, 1992)
	1 year	5 year	10 year
Without sales charge	3.21%	3.35%	3.50%	4.47%
With sales charge (2.75%)	0.37%	2.78%	3.21%	4.21%

	For periods ending January 30, 2004

Lehman Municipal Seven-YearMaturity Bond Index	1 year	5 year	10 year	Since Inception (November 23, 1992)
	5.70%	6.07%	6.06%	6.28%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (GRAPH APPEARS HERE)

Comparison of change in value of $10,000 investment in the Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund w/o Sales Charge	Kansas Insured Intermediate Fund w/ Max Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
11/23/92	$10,000	$ 9,725	$10,000
1993	$10,829	$10,531	$10,694
1994	$11,025	$10,722	$10,982
1995	$11,656	$11,335	$11,868
1996	$12,326	$11,987	$12,471
1997	$12,912	$12,557	$13,548
1998	$13,321	$12,955	$14,260
1999	$13,815	$13,435	$14,729
2000	$14,112	$13,724	$15,405
2001	$15,062	$14,648	$16,819
2002	$15,682	$15,251	$18,018
2003	$15,880	$15,443	$18,712
01/30/2004	$16,311	$15,859	$19,778

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson managed portfolios) consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Capital Corporation), and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 58701 56	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*          The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003).; Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

__________________________

* The Fund Complex consists of the four funds in the Integrity family of funds,  the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHONE]
Lynn W. Ass	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments  January 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.4%)
Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$500,000	$548,385
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	864,825
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.250	10/01/14	135,000	140,436
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.400	10/01/15	185,000	193,029
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.500	10/01/16	195,000	203,024
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.750	10/01/17	155,000	162,631
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	117,074
Johnson Cty, KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	250,928
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA	Aaa/AAA	5.200	09/01/10	480,000	528,235
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	293,522
KS Devl. Finance Auth (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	350,238
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	437,869
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	415,875
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	415,215
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	269,805
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	338,855
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	493,735
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.600	11/15/07	100,000	110,916
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	978,594
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA	Aaa/AAA	5.500	10/01/05	250,000	257,465
KS State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.450	09/01/10	200,000	207,336
#KS Turnpike Auth. Refunding Rev. AMBAC	Aaa/AAA	4.000	09/01/14	250,000	261,310
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA	Aaa/AAA	5.400	11/15/04	155,000	160,977
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	616,985
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	446,050
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.125	09/01/12	500,000	526,205
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	500,840
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	250,000	283,865
*Sedgwick Cty., KS USD #259 FSA	Aaa/AAA	4.375	10/01/15	600,000	636,192
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	535,076
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	500,000	508,120
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,118,040
Washburn Univ. (Living Learning Ctr) Bld. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	118,109
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	263,378
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	905,000	935,146
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	625,000	636,419
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	565,000	582,679
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	250,000	259,188
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	373,773
Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	552,510
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	285,728

TOTAL KANSAS MUNICIPAL BONDS (COST: $16,146,432)					$17,178,582

SHORT-TERM SECURITIES (1.3%)
Wells Fargo National Tax-Free Money Market (Cost: $233,342)					$233,342

TOTAL INVESTMENTS IN SECURITIES (COST: $16,379,774)					$17,411,924
OTHER ASSETS LESS LIABILITIES					410,074

NET ASSETS					$17,821,998

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 30, 2004

Statement of Assets and Liabilities  January 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost: $16,379,774)	$17,411,924
Cash	2,594
Accrued interest receivable	284,225
Accrued dividends receivable	94
Variation margin on futures	185,500
Prepaid expenses	3,696

Total Assets	$17,888,033

Liabilities
Dividends payable	$55,483
Accrued expenses	10,552

Total Liabilities	$66,035

Net Assets	$17,821,998

Net assets are represented by:
Paid-in capital	$18,393,825
Accumulated undistributed net realized gain (loss) on investments	(1,100,288)
Accumulated undistributed net realized gain (loss) on futures	(262,626)
Unrealized appreciation on investments	1,032,150
Unrealized depreciation on futures	(241,063)
Total amount representing net assets applicable to
1,533,291 outstanding shares of no par common
stock (unlimited shares authorized)	$17,821,998

Net asset value per share	$11.62

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$399,094
Dividends	2,408
Total Investment Income	$401,502

EXPENSES
Investment advisory fees	$45,626
Administrative service fees	6,071
Transfer agent fees	13,389
Accounting service fees	16,578
Custodian fees	2,853
Transfer agent out-of-pockets	920
Professional fees	250
Trustees fees	1,293
Reports to shareholders	1,314
Registration and filing fees	925
Insurance expense	706
Audit expense	3,384
Total Expenses	$93,309
Less expenses waived or absorbed by the Fund’s manager	(24,638)
Total Net Expenses	$68,671

NET INVESTMENT INCOME	$332,831

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(18,821)
Futures transactions	(262,626)
Net change in unrealized appreciation (depreciation) of:
Investments	558,805
Futures	(241,063)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$36,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$369,126

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 30, 2004

Statement of Changes in Net Assets
 For the six months ended January 30, 2004, and the year ended July 31, 2003

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$332,831	$725,243
Net realized gain (loss) on investment and futures transactions	(281,447)	(209,464)
Net change in unrealized appreciation (depreciation) on investments and futures	317,742	(283,738)
Net Increase (Decrease) in Net Assets Resulting From Operations	$369,126	$232,041

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.21 and $.46 per share, respectively)	$(332,831)	$(725,085)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(332,831)	$(725,085)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$675,414	$1,984,432
Proceeds from reinvested dividends	182,640	401,562
Cost of shares redeemed	(1,548,929)	(2,049,089)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(690,875)	$336,905

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(654,580)	$(156,139)

NET ASSETS, BEGINNING OF PERIOD	18,476,578	18,632,717

NET ASSETS, END OF PERIOD	$17,821,998	$18,476,578

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 30, 2004 (Unaudited)

Note 1. ORGANIZATION

Business operations -The Kansas Insured Intermediate Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration.  On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.  Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the six months ended January 30, 2004, were characterized as tax-exempt for tax purposes.

The Fund has unexpired capital loss carryforwards for tax purposes as of January 30, 2004, totaling $1,081,467, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	411,602
2006	125,539
2007	27,107
2008	49,698
2009	78,788
2010	178,976
2011	209,757

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 30, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contract	Valuation as of January 30, 2004	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2004	56	$185,500.00	($241,063)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 30, 2004, there were unlimited shares of no par authorized; 1,533,291 and 1,592,377 shares were outstanding at January 30, 2004, and July 31, 2003, respectively.

Transactions in capital shares were as follows:

		Shares
	For The Six Months Ended January 30, 2004 (Unaudited)
		For The Year Ended July 31, 2003

Shares sold	57,968	168,397
Shares issued on reinvestment of dividends	15,677	34,099
Shares redeemed	(132,731)	(174,430)
Net increase (decrease)	(59,086)	28,066

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $20,988 of investment advisory fees after partial waiver for the six months ended January 30, 2004.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.  The Fund has a payable to Integrity Money Management, Inc. of $2,992 at January 30, 2004, for investment advisory fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $13,389 of transfer agency fees and expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,208 at January 30, 2004 for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $16,578 of accounting service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,753 at January 30, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.   The Fund has recognized $6,071 of administrative service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $1,510 at January 30, 2004, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $639,798 and $1,143,289, respectively, for the six months ended January 30, 2004.

Note 6. INVESTMENT IN SECURITIES

At January 30, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $16,379,774.  The net unrealized appreciation of investments based on the cost was $1,032,150, which is comprised of $1,037,893 aggregate gross unrealized appreciation and $5,743 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000	For The Year Ended July 30, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$11.60	$11.91	$11.93	$11.69	$11.98	$12.07

Income from Investment Operations:
Net investment income	$.21	$.46	$.50	$.53	$.54	$.53
Net realized and unrealized gain (loss) on investment and futures transactions	.02	(.31)	(.02)	.24	(.29)	(.09)
Total Income (Loss) From Investment Operations	$.23	$.15	$.48	$.77	$.25	$.44

Less Distributions:
Dividends from net investment income	$(.21)	$(.46)	$(.50)	$(.53)	$(.54)	$(.53)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.21)	$(.46)	$(.50)	$(.53)	$(.54)	$(.53)

NET ASSET VALUE, END OF PERIOD	$11.62	$11.60	$11.91	$11.93	$11.69	$11.98

Total Return	4.02%(A)(C)	1.26%(A)	4.12%(A)	6.73%(A)	2.15%(A)	3.70%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$17,822	$18,477	$18,633	$18,728	$19,028	$21,333
Ratio of net expenses (after expense assumption) to average net assets	0.75%(B)(C)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)
Ratio of net investment income to average net assets	3.64%(C)	3.89%	4.20%	4.49%	4.58%	4.39%
Portfolio turnover rate	3.68%	26.23%	9.04%	18.49%	11.07%	16.34%

(A)  Excludes maximum sales charge of 2.75%.

(B)  During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management, Inc. assumed/waived expenses of $24,638, $36,281, $30,501, $31,627, $30,414, and $29,229, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.01%, 0.94%, 0.91%, 0.92%, 0.90%, and 0.89%, respectively.

(C)   Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Nebraska Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Nebraska Municipal Fund (the “Fund”) for the six months ended January 30, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger. Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset. This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the months ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Fed has learned from the experience of last May through July when confusing policy signals created tremendous bond volatility.

During the period the Fund utilized defensive positions designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates hovered near forty-year lows and stabilized share price as bonds dipped in reaction to periodic rising rates.  Risk management is important in this market environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax-exempt issues.  Portfolio quality for the six months ended January 30, 2004, were represented as follows: AAA 62.4%, AA 22.9%, A 6.3%, BBB 2.0%, and NR 6.4%.  High quality current income exempt from federal and Nebraska income tax remain the primary objectives of the Fund.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions   January 30, 2004 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures”, the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA”, “AA”, “A” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Insert Pie Charts

Portfolio Quality Ratings

(based on Total Long-Term Investments)

AAA	62.4%
AA	22.9%
A	6.3%
BBB	2.0%
NR	6.4%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management (formerly known as Ranson Capital Corporation), the investment adviser.

These percentages are subject to change.

Average Annual Total Returns

	For periods ending January 30, 2004

				Since Inception (November 17, 1993)
Nebraska Municipal Fund	1 year	5 year	10 year
Without sales charge	1.69%	3.39%	4.01%	4.26%
With sales charge (4.25%)	(2.67)%	2.50%	3.56%	3.81%

	For periods ending January 30, 2004

				Since Inception (November 17, 1993)
Lehman Municipal Bond Index	1 year	5 year	10 year
	5.73%	6.06%	6.38%	6.13%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

COMPARATIVE INDEX GRAPH (GRAPH APPEARS HERE)

Comparison of change in value of a $10,000 investment in the Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund w/o Sales Charge	Nebraska Municipal Fund w/ max Sales Charge	Lehman Brothers Municipal Bond Index

11/17/93	$10,000	$ 9,575	$10,000
1994	$ 9,773	$ 9,357	$ 9,892
1995	$10,471	$10,026	$10,672
1996	$11,071	$10,600	$11,376
1997	$11,909	$11,402	$12,544
1998	$12,380	$11,853	$13,295
1999	$12,853	$12,306	$13,677
2000	$13,146	$12,588	$14,268
2001	$14,463	$13,848	$15,707
2002	$15,051	$14,411	$16,761
2003	$14,929	$14,295	$17,364
01/30/04	$15,302	$14,652	$18,359

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 58701 56	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*          The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003).; Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

* The Fund Complex consists of the four funds in the Integrity family of funds,  the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHONE]
Lynn W. Ass	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments January 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (94.6%)
Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/18	$250,000	$268,653
Cass Cty, NE School Dist. #056 (Conestoga Public Schools)	NR/NR	6.150	12/15/20	250,000	259,333
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/12	100,000	111,174
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/30	250,000	280,007
*Dakota Cty., NE SD #011 (South Sioux City Community Schools) G.O. MBIA	Aaa/AAA	6.100	06/15/20	1,000,000	1,086,480
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/22	700,000	686,812
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/26	500,000	535,775
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/20	1,000,000	1,097,270
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC	Aaa/AAA	5.250	09/01/21	250,000	268,060
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev. MBIA	Aaa/AAA	6.000	11/15/15	125,000	131,938
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	275,000	298,144
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/21	340,000	364,453
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A/NR	5.000	11/15/16	250,000	262,755
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/17	200,000	200,000
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.	NR/NR	5.900	10/15/16	100,000	101,630
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/18	265,000	269,142
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/19	280,000	285,253
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/23	500,000	504,840
Douglas Cty., NE School Dist. #001	Aa/AAA	5.625	12/15/19	250,000	264,533
#Douglas Cty., NE School Dist. #010 (Elkhorn) G.O. FSA	Aaa/AAA	5.500	12/15/20	750,000	795,825
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/22	150,000	155,762
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/21	500,000	530,280
Grand Island, NE Sewer Syst. Rev.	A/NR	6.000	04/01/14	550,000	574,684
Great Plains Regional Med. Cntr. North Platte Hosp. Rev. Asset Guaranty	NR/AA	5.450	11/15/22	750,000	808,657
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/21	100,000	107,384
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.	NR/NR	5.700	02/01/11	100,000	101,204
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.	NR/NR	5.800	02/01/12	175,000	177,000
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/19	1,400,000	1,529,346
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AAA	5.250	01/15/21	500,000	540,615
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AAA	5.250	01/15/22	500,000	544,095
#Lancaster Cty., NE School Dist. #145 (Waverly Public Schools) AMBAC	Aaa/AAA	5.500	12/01/20	1,240,000	1,335,195
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/20	225,000	240,653
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev	Aa/AA+	5.800	10/15/18	475,000	525,668
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa/AA+	5.875	10/15/23	850,000	931,396
Lincoln, NE Various Purpose GO.	Aaa/AAA	4.125	06/15/23	250,000	238,108
Lincoln, NE Water Rev.	Aa/AA+	5.000	08/15/22	575,000	605,831
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/18	250,000	266,772
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/18	800,000	886,920
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/13	285,000	317,518
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/18	400,000	446,740
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/14	1,220,000	1,257,661
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/28	100,000	104,167
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC	Aaa/AAA	5.950	01/01/11	300,000	325,212
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/27	1,000,000	1,070,560
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.800	12/01/15	290,000	297,668
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.850	12/01/25	525,000	538,078
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/17	200,000	207,884
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.	NR/AAA	6.300	03/01/17	55,000	56,611
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	09/01/20	200,000	205,130
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA	NR/AAA	7.300	09/01/26	70,000	71,018
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/18	305,000	316,746
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/26	195,000	200,696
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/28	105,000	108,318
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/17	190,000	200,298
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/21	225,000	235,285
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/28	810,000	840,764
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	09/01/30	130,000	136,412
NE Invmt. Finance Auth. (Childrens Healthcare Svcs) Facs. Rev.	Aaa/AAA	5.500	08/15/17	410,000	445,928
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/27	1,000,000	1,074,700
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/28	495,000	508,746
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/17	450,000	461,880
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/29	500,000	516,060
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/07	165,000	175,176
NE Public Power Dist. AMBAC	Aaa/AAA	5.000	01/01/35	250,000	258,412
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) Rev. ASGUA	NR/AA	6.500	05/15/14	300,000	310,860
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA	NR/AA	5.450	11/15/17	400,000	427,724
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/22	250,000	264,862
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.	Aa-1/AA+	5.700	09/15/15	750,000	813,682
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/22	500,000	530,130
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/15	330,000	391,017
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/17	650,000	804,329
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/29	1,000,000	1,093,060
Platte Cty., NE School Dist. #001 (Columbus) G.O. Bank Qualified	A/NR	5.000	12/15/19	250,000	257,902
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/01/17	240,000	241,200
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref.	NR/NR	5.850	08/15/17	100,000	100,500
Sarpy Cty, NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/22	200,000	209,202
Univ. of NE Board of Regents Lincoln Parking	Aa/AA-	5.800	06/01/20	620,000	670,629
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/32	250,000	262,330

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $32,721,612)					$34,926,742

SHORT-TERM SECURITIES (3.4%)
Wells Fargo National Tax-Free Money Market					$1,267,000
Goldman Sachs Financial Square Tax-Free Money Market					2,061
TOTAL SHORT-TERM SECURITIES (COST: $1,269,061)					$1,269,061

TOTAL INVESTMENTS IN SECURITIES (COST: $33,990,673)					$36,195,803
OTHER ASSETS LESS LIABILITIES					714,627

NET ASSETS					$36,910,430

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 30, 2004 (Unaudited)

Statement of Assets and Liabilities  January 30, 2004

Assets
Investment in securities, at value (cost: $33,990,673)	$36,195,803
Accrued interest receivable	481,065
Accrued dividends receivable	719
Variation margin on futures	367,688
Receivable for fund shares sold	11,467
Prepaid expenses	11,671

Total Assets	$37,068,413

Liabilities
Dividends payable	$125,795
Accrued expenses	31,278
Payable for fund shares redeemed	456
Disbursements in excess of demand deposit cash	454

Total Liabilities	$157,983

Net Assets	$36,910,430

Net assets are represented by:
Paid-in capital	$38,800,314
Accumulated undistributed net realized gain (loss) on investments	(3,082,190)
Accumulated undistributed net realized gain (loss) on futures	(534,495)
Unrealized appreciation on investments	2,205,130
Unrealized depreciation on futures	(478,329)
Total amount representing net assets applicable to
3,463,174 outstanding shares of no par common
stock (unlimited shares authorized)	$36,910,430

Net asset value per share	$10.66

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$944,791
Dividends	4,198
Total Investment Income	$948,989

EXPENSES
Investment advisory fees	$92,347
Service fees	46,173
Transfer agent fees	24,162
Accounting service fees	21,235
Administrative service fees	12,322
Custodian fees	3,773
Registration and filing fees	2,989
Reports to shareholders	2,628
Audit fees	2,349
Insurance expense	1,922
Trustees fees	1,841
Professional fees	1,111
Transfer agent out-of-pockets	1,051
Total Expenses	$213,903
Less expenses waived or absorbed by the Fund’s manager	(38,445)
Total Net Expenses	$175,458

NET INVESTMENT INCOME	$773,531

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(23,016)
Futures transactions	(534,495)
Net change in unrealized appreciation (depreciation) of:
Investments	1,180,480
Futures	(478,329)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$144,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$918,171

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 2004

Statement of Changes in Net Assets
 For the six months ended January 30, 2004 and the year ended July 31, 2003

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$773,531	$1,610,565
Net realized gain (loss) on investment and futures transactions	(557,511)	(697,168)
Net change in unrealized appreciation (depreciation) on investments and futures	702,151	(1,230,391)
Net Increase (Decrease) in Net Assets Resulting From Operations	$918,171	$(316,994)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.22 and $.47 per share, respectively)	$(771,641)	$(1,606,903)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(771,641)	$(1,606,903)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,419,389	$6,195,967
Proceeds from reinvested dividends	507,289	1,101,994
Cost of shares redeemed	(2,880,385)	(5,929,093)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$46,293	$1,368,868

TOTAL INCREASE (DECREASE) IN NET ASSETS	$192,823	$(555,029)

NET ASSETS, BEGINNING OF PERIOD	36,717,607	37,272,636

NET ASSETS, END OF PERIOD	$36,910,430	$36,717,607

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 30, 2004 (Unaudited)

Note 1. ORGANIZATION

Business operations - The Nebraska Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  IntegrityManaged Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration.  On November 17, 1993, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.  Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the six months ended January 30, 2004, were characterized as tax-exempt for tax purposes.

The Fund has unexpired capital loss carryforwards for tax purposes as of January 30, 2004 totaling $3,080,475, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	415,126
2005	616,730
2006	383,905
2007	0
2008	199,861
2009	158,911
2010	591,993
2011	713,949

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 30, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contract	Valuation as of January 30, 2004	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2004	111	$367,688	($478,329)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 30, 2004, there were unlimited shares of no par authorized; 3,463,174 and 3,458,937 shares were outstanding at January 30, 2004 and July 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003
Shares sold	225,355	564,203
Shares issued on reinvestment of dividends	47,352	100,043
Shares redeemed	(268,470)	(541,499)
Net increase (decrease)	4,237	122,747

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $53,902 of investment advisory fees after partial waiver for the six months ended January 30, 2004.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.  The Fund has a payable to Integrity Money Management, Inc. of $8,067 at January 30, 2004, for investment advisory fees.

The Fund pays an annual service fee to Integrity Funds Distributor, Inc., its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor, Inc. under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $46,173 of service fee expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Funds Distributor, Inc., of $7,751 at January 30, 2004, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $24,162 of transfer agency fees and expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $4,077 at January 30, 2004 for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $21,235 of accounting service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,550 at January 30, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.   The Fund has recognized $12,322 of administrative service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,100 at January 30, 2004, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,504,523 and $2,587,405, respectively, for the six months ended January 30, 2004.

Note 6. INVESTMENT IN SECURITIES

At January 30, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $33,990,673.  The net unrealized appreciation of investments based on the cost was $2,205,130, which is comprised of $2,223,509 aggregate gross unrealized appreciation and $18,379 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000	For The Year Ended July 30, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62	$11.17	$11.23	$10.71	$11.01	$11.13

Income from Investment Operations:
Net investment income	$.22	$.47	$.51	$.53	$.54	$.54
Net realized and unrealized gain (loss) on investment and futures transactions	.04	(.55)	(.06)	.52	(.30)	(.12)
Total Income (Loss) From Investment Operations	$.26	$(.08)	$.45	$1.05	$.24	$.42

Less Distributions:
Dividends from net investment income	$(.22)	$(.47)	$(.51)	$(.53)	$(.54)	$(.54)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.22)	$(.47)	$(.51)	$(.53)	$(.54)	$(.54)

NET ASSET VALUE, END OF PERIOD	$10.66	$10.62	$11.17	$11.23	$10.71	$11.01

Total Return	4.99%(A)(C)	(0.81)%(A)	4.06%(A)	10.02%(A)	2.28%(A)	3.82%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$36,910	$36,718	$37,273	$38,558	$38,171	$41,943
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)(C)	0.92%(B)	0.82%(B)	0.78%(B)	0.75%(B)	0.70%(B)
Ratio of net investment income to average net assets	4.19%(C)	4.24%	4.52%	4.82%	5.02%	4.83%
Portfolio turnover rate	4.28%	9.48%	13.08%	16.89%	11.42%	12.58%

(A)    Excludes maximum sales charge of 4.25%.

(B)    During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $38,445, $62,679, $99,292, $113,493, $124,718, and $119,949, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.16%, 1.08%, 1.08%, 1.08%, 1.07%, and 1.10%, respectively.

(C)       Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Oklahoma Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Oklahoma Municipal Fund (the “Fund”) for the six months ended January 30, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger.  Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset.  This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the months ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Fed has learned from the experience of last May through July when confusing policy signals created tremendous bond volatility.

During the period the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates hovered near forty-year lows and stabilized share price as bonds dipped in reaction to periodic rising rates.  Risk management is important in this market environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax-exempt issues.  Portfolio quality for the period ended January 30, 2004, were represented as follows: AAA 63.8%, AA 15.0%, A 9.1%, BBB 5.1%, B1/B- 3.2% and NR 3.8%.  High quality current income exempt from federal and Oklahoma income tax remain the primary objectives of the Fund.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  January 30, 2004 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Insert Pie Charts

PERFORMANCE

Portfolio Quality Ratings

(based on Total Long-Term Investments)

AAA	63.8%
AA	15.0%
A	9.1%
BBB	5.1%
B1/B-	3.2%
NR	3.8%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management (formerly known as Ranson Capital Corporation), the investment adviser.

These percentages are subject to change.

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 30, 2004
				Since Inception (September 25, 1996)
Oklahoma Municipal Fund	1 Year	5 Year	10 Year
Without sales charge	2.94%	3.57%	N/A	4.65%
With sales charge (4.25%)	(1.40)%	2.67%	N/A	4.04%

	For periods ending January 30, 2004
				Since Inception (September 25, 1996)
Lehman Brothers Municipal Bond Index	1 Year	5 Year	10 Year
	5.73%	6.06%	N/A	6.73%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (GRAPH APPEARS HERE)

Comparison of change in value of a $10,000 investment in the Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund w/o sales charge	Oklahoma Municipal Fund w/ max sales charge	Lehman Brothers Municipal Bond Index
09/25/1996	$10,000	$9,575	$10,000
1997	$10,779	$10,321	$11,029
1998	$11,186	$10,711	$11,689
1999	$11,662	$11,166	$12,026
2000	$11,648	$11,153	$12,545
2001	$12,787	$12,243	$13,811
2002	$13,484	$12,911	$14,737
2003	$13,522	$12,947	$15,267
1/30/2004	$13,970	$13,376	$16,142

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees.  The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 58701 56	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*          The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available at 1 (800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003).; Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund’s Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHONE]
Lynn W. Ass	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments  January 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
OKLAHOMA MUNICIPAL BONDS (94.4%)
Broken Arrow, OK Unlimited GO FSA	Aaa/AAA	4.000%	08/01/18	$250,000	$248,902
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	517,620
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	188,548
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	771,390
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	159,844
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	205,980
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	261,102
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	567,180
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	256,093
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	823,837
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	526,975
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	315,735
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	260,765
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	104,938
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	541,675
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/16	180,000	194,405
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	312,462
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	823,140
OK Board of Regents (Univ. of Central OK Parking) Rev. AMBAC	Aaa/NR	4.125	06/01/23	250,000	237,547
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	164,242
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	432,424
OK Board of Regents (Univ. of OK) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	500,000	533,070
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC	Aaa/AAA	5.000	05/01/18	500,000	532,015
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA	Aaa/AAA	5.500	09/01/19	100,000	109,279
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	283,812
OK Capital Impvt. Auth. (State Office Building) Rev.	A-1/NR	5.500	10/01/16	105,000	114,100
OK Colleges Brd. of Regents (East Central Univ.) AMBAC	Aaa/NR	4.350	08/01/22	115,000	113,628
OK Colleges Brd. of Regents (East Central Univ.) AMBAC	Aaa/NR	4.400	08/01/23	115,000	113,515
OK Colleges Brd. of Regents (East Central Univ.) AMBAC	Aaa/NR	4.550	08/01/33	750,000	737,033
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	149,388
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	106,498
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	108,152
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	311,643
#OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.	B1/B-	5.625	08/15/19	1,000,000	792,500
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.	B1/B-	5.625	08/15/29	295,000	224,938
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	273,635
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	260,068
OK Devl. Finance Auth. (OK State Sys. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	209,854
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	596,375
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	158,127
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.200	11/01/07	100,000	102,859
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.500	11/01/13	75,000	78,092
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	422,508
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	631,152
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	518,615
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	539,135
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	440,128
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Prj.) Public Facs. Rev. AMBAC	Aaa/AAA	5.100	08/01/15	750,000	768,405
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	257,085
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	255,843
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	175,000	176,727
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	150,000	155,874
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	95,000	99,779
OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,745,504
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.350	07/01/19	190,000	196,359
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.400	07/01/20	200,000	204,928
OK State Indl. Finance Auth. G.O.	Aa-3/NR	5.000	04/01/13	150,000	153,642
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	304,477
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	1,155,000	1,360,948
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	310,923
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	721,887
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	466,528
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	249,532
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	115,743
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	448,607
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	211,908
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	525,340
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	460,121
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	527,970
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	793,508
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	516,120
Rural Enterprises, OK Inc. OK Gov’t. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	264,125
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	261,233
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ACA	NR/A	5.700	12/01/25	220,000	229,502
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ALA	NR/A	5.625	12/01/20	140,000	148,768
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	100,000	103,528
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	262,413
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	262,413
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	258,820
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	264,683
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	254,530
Tulsa Cty, Indl. Auth. Recreation Facs.	NR/AA	4.700	09/01/24	500,000	503,505
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	253,515
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	689,330
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,045,680

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $31,168,878)					$32,204,726

SHORT-TERM SECURITIES (3.0%)
Wells Fargo National Tax-Free Money Market (COST: $1,025,218)					$1,025,218

TOTAL INVESTMENTS IN SECURITIES (COST: $32,194,096)					$33,229,944
OTHER ASSETS LESS LIABILITIES					873,014

NET ASSETS					$34,102,958

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated (NR) investments have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 30, 2004

Statement of Assets and Liabilities  January 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost: $32,194,096)	$33,229,944
Cash	4,919
Accrued interest receivable	467,555
Accrued dividends receivable	680
Receivable for fund shares sold	190,500
Prepaid expenses	6,885
Variation margin on futures	337,875
Total Assets	$34,238,358

Liabilities
Dividends payable	104,956
Accrued expenses	30,444
Total Liabilities	$135,400

Net Assets	$34,102,958

Net assets are represented by:
Paid-in capital	$35,128,475
Accumulated undistributed net realized gain (loss) on investments	(1,145,298)
Accumulated undistributed net realized gain (loss) on futures	(476,989)
Unrealized appreciation on investments	1,035,848
Unrealized depreciation on futures	(439,078)
Total amount representing net assets applicable to
3,034,888 outstanding shares of no par common
stock (unlimited shares authorized)	$34,102,958

Net asset value per share	$11.24

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$782,471
Dividends	3,372
Total Investment Income	$785,843

EXPENSES
Investment advisory fees	$82,666
Audit fees	3,163
Service fees	41,333
Transfer agent fees	22,198
Administrative service fees	11,170
Accounting service fees	20,267
Custodian fees	2,783
Registration and filing fees	742
Transfer agent out-of-pocket expenses	459
Trustees fees	1,716
Reports to shareholders	1,454
Professional fees	332
Insurance expense	1,604
Total Expenses	$189,887
Less expenses waived or absorbed by the Fund’s manager	(37,882)
Total Net Expenses	$152,005

NET INVESTMENT INCOME	$633,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(49,798)
Futures transactions	(476,989)
Net change in unrealized appreciation (depreciation) of:
Investments	1,401,548
Futures	(439,078)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$435,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,069,521

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 2004

Statement of Changes in Net Assets
For the six months ended January 30, 2004, and the year ended July 31, 2003

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$633,838	$1,119,788
Net realized gain (loss) on investment and futures transactions	(526,787)	(412,186)
Net change in unrealized appreciation (depreciation) on investments and futures	962,470	(814,038)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,069,521	$(106,436)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.22 and $0.49 per share, respectively)	$(633,422)	$(1,119,540)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(633,422)	$(1,119,540)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,434,880	$13,613,884
Proceeds from reinvested dividends	319,000	548,817
Cost of shares redeemed	(1,885,814)	(3,132,668)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$1,868,066	$11,030,033

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,304,165	$9,804,057

NET ASSETS, BEGINNING OF PERIOD	31,798,793	21,994,736

NET ASSETS, END OF PERIOD	$34,102,958	$31,798,793

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 30, 2004 (Unaudited)

Note 1. ORGANIZATION

Business operations - Oklahoma Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration.  On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital.  Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.  Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management, Inc.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the six months ended January 30, 2004, were characterized as tax-exempt for tax purposes.

The Fund has unexpired capital loss carryforwards for tax purposes as of January 30, 2004, totaling $1,096,225, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	0
2006	0
2007	0
2008	185,891
2009	83,784
2010	414,246
2011	412,304

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted  in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 30, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 30, 2004	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2004	102	$337,875	($439,079)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 30, 2004, there were unlimited shares of no par authorized; on January 30, 2004 and July 31, 2003, there were 3,034,888 and 2,868,263 shares outstanding, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003

Shares sold	306,665	1,188,900
Shares issued on reinvestment of dividends	28,488	47,918
Shares redeemed	(168,528)	(275,016)
Net increase (decrease)	166,625	961,802

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $44,784 of investment advisory fees after partial waiver for the six months ended January 30, 2004.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.  The Fund has a payable to Integrity Money Management, Inc. of $7,936 at January 30, 2004, for investment advisory fees.

The Fund pays an annual service fee to Integrity Funds Distributor, Inc., its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor, Inc. under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $41,333 of service fee expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Funds Distributor, Inc., of $7,150 at January 30, 2004, for service fees.

Integrity Fund Services, Inc. provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $22,198 of transfer agent fees and expenses for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,813 at January 30, 2004 for transfer agent fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $20,267 of accounting service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,430 at January 30, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $11,170 of administrative service fees for the six months ended January 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,860 at January 30, 2004, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,262,363 and $2,404,151, respectively, for the six months ended January 30, 2004.

Note 6. INVESTMENT IN SECURITIES

At January 30, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $32,194,096.  The net unrealized appreciation of investments based on the cost was $1,035,848, which is comprised of $1,442,941 aggregate gross unrealized appreciation and $407,093 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 30, 2004 (Unaudited)	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000	For The Year Ended July 30, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$11.09	$11.54	$11.47	$10.99	$11.61	$11.68

Income from Investment Operations:
Net investment income	$.22	$.49	$.55	$.57	$.57	$.56
Net realized and unrealized gain (loss) on investment and futures transactions	.15	(.45)	.07	.48	(.59)	(.07)
Total Income (Loss) From Investment Operations	$.37	$.04	$.62	$1.05	$(.02)	$.49

Less Distributions:
Dividends from net investment income	$(.22)	$(.49)	$(.55)	$(.57)	$(.57)	$(.56)
Distributions from net capital gains	.00	.00	.00	.00	(.03)	.00
Total Distributions	$(.22)	$(.49)	$(.55)	$(.57)	$(.60)	$(.56)

NET ASSET VALUE, END OF PERIOD	$11.24	$11.09	$11.54	$11.47	$10.99	$11.61

Total Return	6.63%(A)(C)	0.28%(A)	5.46%(A)	9.78%(A)	(0.12%)(A)	4.25%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34,103	$31,799	$21,995	$18,131	$15,862	$16,135
Ratio of net expenses (after expense assumption) to average net assets	0.92%(B)(C)	0.65%(B)	0.51%(B)	0.43%(B)	0.44%(B)	0.36%(B)
Ratio of net investment income to average net assets	3.83%(C)	4.21%	4.69%	5.06%	5.08%	4.74%
Portfolio turnover rate	7.15%	9.39%	15.77%	12.24%	20.89%	32.09%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management, Inc. assumed/waived expenses of $37,882, $124,432, $137,514, $133,456, $127,129, and $133,089, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.15%, 1.11%, 1.19%, 1.23%, 1.22%, and 1.23%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

Item not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY MANAGED PORTFOLIOS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

INTEGRITY MANAGED PORTFOLIOS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: March 26, 2004